Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Segment Information and Sales to Significant Customers

Note 20 — Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, entertainment and media industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2015	2014	2013
Revenue
North America (mainly United States)	$2,555,539	$2,589,613	$2,423,067
Europe	422,095	450,669	398,400
Rest of the world	665,904	523,355	524,387

Total	$3,643,538	$3,563,637	$3,345,854

	As of September 30,
	2015	2014
Long-lived Assets(1)
Europe	$102,434	$88,218
North America (mainly United States)	79,693	77,273
Rest of the world:
Israel	59,581	56,289
India	34,472	27,479
Others	33,140	39,697

Total	$309,320	$288,956

(1)	Equipment and leasehold improvements.

Revenue and Customer Information

Customer experience solutions include the following offerings: revenue and customer management, operational support systems (OSS), network control, optimization and virtualization, digital lifestyle services, big data analytics, machine-to-machine (M2M) solutions and mobile financial services. Customer experience solutions also include a comprehensive line of services such as strategic business consulting, systems integration and transformation, managed services and testing. Directory includes comprehensive set of products and services for local marketing service providers and search and directory publishers.

	Year Ended September 30,
	2015	2014	2013
Customer experience solutions	$3,542,531	$3,435,478	$3,185,637
Directory	101,007	128,159	160,217

Total	$3,643,538	$3,563,637	$3,345,854

Sales to Significant Customers

The Company had one customer that accounted for at least ten percent of its total revenue in each of fiscal 2015, 2014 and 2013. The percentage of revenue from this customer out of total revenue during fiscal 2015, 2014 and 2013 was 34%, 33% and 28%, respectively.